Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
July 31, 2026
GCS-NPRT3-0926
1.879385.117
Common Stocks - 98.4%
	Shares	Value ($)
ARGENTINA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
YPF SA Class D ADR (a)(b)	105,000	5,516,700
AUSTRALIA - 8.0%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Woodside Energy Group Ltd	485,945	11,373,515
Materials - 7.2%
Metals & Mining - 7.2%
Anglogold Ashanti Plc (South Africa)	266,300	20,138,362
BHP Group Ltd	1,245,663	52,505,391
Glencore PLC	4,176,900	30,764,324
TOTAL MATERIALS		103,408,077
TOTAL AUSTRALIA		114,781,592
BRAZIL - 6.2%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
PRIO SA/Brazil (b)	1,912,500	22,957,621
Materials - 4.6%
Chemicals - 0.2%
Yara International ASA	61,900	2,917,513
Metals & Mining - 4.4%
ERO Copper Corp (b)	438,900	11,784,568
Vale SA	2,235,900	33,645,572
Wheaton Precious Metals Corp	155,800	16,946,452
		62,376,592
TOTAL MATERIALS		65,294,105
TOTAL BRAZIL		88,251,726
CANADA - 17.3%
Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Cameco Corp	32,600	2,813,388
Cenovus Energy Inc	119,400	3,600,270
Imperial Oil Ltd	264,000	34,227,628
PrairieSky Royalty Ltd	67,137	1,660,405
Suncor Energy Inc	500,700	33,624,067
Tamarack Valley Energy Ltd (a)	790,800	7,564,738
TOTAL ENERGY		83,490,496
Materials - 11.5%
Chemicals - 4.7%
Nutrien Ltd	973,783	67,213,499
Metals & Mining - 6.0%
Agnico Eagle Mines Ltd/CA	161,400	23,431,985
Barrick Mining Corp	55,000	2,018,582
Franco-Nevada Corp	81,171	17,268,923
G Mining Ventures Corp (b)	779,500	23,760,056
Hemlo Mining Corp (b)	530,500	1,922,416
Hudbay Minerals Inc	377,300	8,561,482
Major Drilling Group International Inc (b)	261,200	2,593,647
Orla Mining Ltd	552,500	4,942,291
		84,499,382
Paper & Forest Products - 0.8%
West Fraser Timber Co Ltd (a)	187,100	12,116,088
TOTAL MATERIALS		163,828,969
TOTAL CANADA		247,319,465
CHILE - 1.2%
Materials - 1.2%
Metals & Mining - 1.2%
Antofagasta PLC	359,700	17,718,916
CHINA - 5.6%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
China Shenhua Energy Co Ltd H Shares	1,433,000	7,941,214
Materials - 5.1%
Metals & Mining - 5.1%
Chuangxin Industries Holdings Ltd H Shares	3,334,500	7,096,399
MMG Ltd (b)	25,100,000	26,852,622
Zijin Mining Group Co Ltd H Shares	9,092,000	38,536,428
TOTAL MATERIALS		72,485,449
TOTAL CHINA		80,426,663
FINLAND - 1.7%
Materials - 1.7%
Paper & Forest Products - 1.7%
UPM-Kymmene Oyj	917,400	24,958,589
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd (b)	1,005,100	2,703,719
INDIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
JSW Steel Ltd	442,000	5,884,903
JAPAN - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
JX Advanced Metals Corp	636,300	14,741,920
LUXEMBOURG - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA	131,500	9,210,567
NORWAY - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Norsk Hydro ASA	1,244,300	11,477,459
PORTUGAL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Galp Energia SGPS SA	317,100	7,201,534
UNITED KINGDOM - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
Subsea 7 SA	382,400	12,846,865
UNITED STATES - 53.0%
Consumer Staples - 11.1%
Food Products - 11.1%
Archer-Daniels-Midland Co	1,116,400	88,497,028
Bunge Global SA	654,100	69,485,043
TOTAL CONSUMER STAPLES		157,982,071
Energy - 28.7%
Energy Equipment & Services - 1.2%
National Energy Services Reunited Corp (b)	302,500	8,155,400
Tidewater Inc (a)(b)	110,400	8,286,624
		16,442,024
Oil, Gas & Consumable Fuels - 27.5%
Antero Resources Corp (b)	300,112	10,846,048
BP PLC	3,281,900	24,657,457
Chevron Corp	231,730	45,611,416
ConocoPhillips	308,000	37,107,840
DHT Holdings Inc	13,400	248,838
Diamondback Energy Inc (a)	100,700	20,437,065
ExxonMobil Holdings Corp	776,000	120,621,440
Kinder Morgan Inc	389,500	12,534,110
Murphy Oil Corp	126,000	5,007,240
Navigator Holdings Ltd (a)	617,504	13,801,214
Occidental Petroleum Corp	128,600	7,339,202
Ovintiv Inc	370,300	23,128,938
Shell PLC	1,171,373	53,615,740
Targa Resources Corp	64,300	17,384,791
		392,341,339
TOTAL ENERGY		408,783,363
Materials - 13.2%
Chemicals - 10.1%
CF Industries Holdings Inc	244,400	30,596,436
Corteva Inc	1,438,900	113,255,819
		143,852,255
Metals & Mining - 3.1%
Freeport-McMoRan Inc	118,200	7,402,866
Nucor Corp	81,200	20,891,948
Steel Dynamics Inc	67,200	16,884,672
		45,179,486
TOTAL MATERIALS		189,031,741
TOTAL UNITED STATES		755,797,175
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (b)	288,071	7,985,476
TOTAL COMMON STOCKS (Cost $1,074,976,116)		1,406,823,269

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	18,021,175	18,024,779
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	19,300,781	19,302,712
TOTAL MONEY MARKET FUNDS (Cost $37,326,348)			37,327,491

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,112,302,464)	1,444,150,760
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(14,679,657)
NET ASSETS - 100.0%	1,429,471,103

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,486,191.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	20,359,132	316,080,492	318,415,724	589,503	(264)	1,143	18,024,779	18,021,175
Fidelity Securities Lending Cash Central Fund	9,215,185	497,736,310	487,649,130	66,541	347	-	19,302,712	19,300,781
	29,574,317	813,816,802	806,064,854	656,044	83	1,143	37,327,491

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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